    As filed with the Securities and Exchange Commission on August 1, 2007

                                                File Nos. 333-140575; 811-21892

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


     Registration Statement Under The Securities Act of 1933                       [X]
                          Pre-Effective Amendment No.                              [_]
                          Post-Effective Amendment No. 1                           [X]

                             and/or

  Registration Statement Under the Investment Company Act of 1940                  [X]
                        Amendment No. 12                                           [X]
                (Check Appropriate Box or Boxes)


                 Genworth Life & Annuity VA Separate Account 2
                          (Exact Name of Registrant)

                  Genworth Life and Annuity Insurance Company
                              (Name of Depositor)

                 6610 W. Broad Street Richmond, Virginia 23230
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                             Heather Harker, Esq.
                 Vice President and Associate General Counsel
                  Genworth Life and Annuity Insurance Company
                             6610 W. Broad Street
                           Richmond, Virginia 23230
                    (Name and Address of Agent for Service)

          -------------------------------------------------

Approximate Date of Proposed Public Offering:   As soon as practicable after
the effective date of this Registration Statement.


It is proposed that this filing will become effective:

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on [date] pursuant to paragraph (b) of Rule 485

[X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment


Title of Securities Being Registered: Flexible Purchase Payment Variable Deferred Annuity Contracts



================================================================================

                     SUPPLEMENT DATED SEPTEMBER 4, 2007 TO

                       PROSPECTUS DATED MAY 1, 2007 FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Bonus Credits

The following paragraph is added (i) on page 11 of the prospectus, in the "Synopsis" section, as the third paragraph under the question, "What is a Bonus Credit?" and (ii) on page 33 of the prospectus, as the third paragraph in the "Bonus Credits" section:

   Important Note. We reserve the right to apply a higher Bonus Credit or to change the breakpoint schedule for contracts issued during a certain period of time. For contracts issued on or after September 4, 2007, through November 30, 2007, we will add an extra 1.0% to the Bonus Credit schedule. For these contracts, therefore, Bonus Credits will be applied as follows, for the life of each of these contracts:



     Cumulative Purchase Payments (adjusted for withdrawals) Bonus Credit
     $0 to $249,999                                              5.0%
     $250,000 to $499,999                                        5.5%
     $500,000 and over                                           6.0%



Two New Subaccounts

Effective September 4, 2007, two new Subaccounts will be available under the contract. The respective Subaccounts will invest in two new Portfolios, AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B and Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares. Accordingly, the table in the "Subaccounts" section of your contract prospectus is revised by adding the following disclosure:



                   Subaccount Investing In                 Investment Objective                   Adviser
                   -----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN  AllianceBernstein Balanced     Seeks to maximize total return         Alliance Capital
VARIABLE PRODUCTS  Wealth Strategies Portfolio -- consistent with the adviser's          Management, L.P.
SERIES FUND, INC.  Class B                        determination of reasonable risk
                   -----------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Franklin Templeton VIP         The fund's principal investment goal   Franklin Templeton
VARIABLE INSURANCE Founding Funds Allocation      is capital appreciation. Its secondary Services, LLC (the fund's
PRODUCTS TRUST     Fund -- Class 2 Shares/1/      goal is income.                        administrator)
                   -----------------------------------------------------------------------------------------------



                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Templeton VIP Founding Funds Allocation Fund" for important information about this fund.

In addition, the following disclosure is added after the table in the "Subaccounts" section of your contract prospectus:

       Information about the Franklin Templeton VIP Founding Funds Allocation Fund. The Franklin Templeton VIP Founding Funds Allocation Fund (the "Fund") invests in Class 1 shares of three other series of the Franklin Templeton Variable Insurance Products Trust: Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund (the "underlying funds"). The Fund seeks to maintain equal investments in each of the three underlying funds.

       The investment results of the underlying funds will vary. Because of this, the Fund's administrator, Franklin Templeton Services, LLC, will monitor the Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of these underlying funds.

       The Fund pays Franklin Templeton Services, LLC a monthly fee equal to an annual rate of 0.10% of the Fund's average daily net assets for its services, including the monitoring of the Fund's investments in the underlying funds and the rebalancing of those investments. Franklin Templeton Services, LLC may receive assistance, at no charge to the Fund, from its corporate affiliate, Franklin Advisers, Inc., in monitoring the underlying funds and the Fund's investment in the underlying funds.

       Because the Fund pursues its goals by investing in the underlying funds, you will bear a proportionate share of the Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. The Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds.

       More information about the Fund and the underlying funds, including information about the fees and expenses of the Fund and the underlying funds, can be found in the prospectus for the Fund.

Finally, these two new Subaccounts will also be available as Designated Subaccounts under the Investment Strategy for Lifetime Income Plus 2007 and Payment Optimizer Plus. The list of Designated Subaccounts in the "Lifetime Income Plus 2007" and "Payment Optimizer Plus" sections of your contract prospectus is revised accordingly.

   Part A and Part B of Pre-Effective Amendment No. 1 to the Registration Statement, which was filed with the Securities and Exchange Commission on April 20, 2007, are incorporated by reference into this Post-Effective Amendment No. 1 to the Registration Statement.


                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits


 (1)(a)      Resolution of Board of Directors of GE Life and Annuity Assurance
             Company authorizing the establishment of GE Life & Annuity Separate
             Account 7. Previously filed on April 20, 2006 with the Initial
             Registration Statement on Form N-4 for Genworth Life & Annuity
             Separate Account 2, Registration No. 333-133425.

 (1)(b)      Resolution of the Board of Directors of GE Life and Annuity Assurance
             Company authorizing the change in name of GE Life and Annuity
             Assurance Company to Genworth Life and Annuity Insurance Company.
             Previously filed on April 20, 2006 with the Initial Registration
             Statement on Form N-4 for Genworth Life & Annuity Separate Account 2,
             Registration No. 333-133425.

 (2)         Not Applicable.

 (3)(a)      Underwriting Agreement between Genworth Life and Annuity Insurance
             Company and Capital Brokerage Corporation. Previously filed on
             September 13, 2002 with Post-Effective Amendment No. 4 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
             No. 333-47732.

 (3)(b)      Dealer Sales Agreement. Previously filed on September 13, 2002 with
             Post-Effective Amendment No. 4 to Form N-4 for Genworth Life &
             Annuity VA Separate Account 1, Registration No. 333-47732.

 (4)(a)(i)   Form of contract. Previously filed on May 25, 2006 with the Initial
             Registration Statement on Form N-4 for Genworth Life & Annuity VA
             Separate Account 2, Registration No. 333-134457.

 (4)(a)(ii)  Genworth Life and Annuity Insurance Company Guarantee Account
             Endorsement. Previously filed on May 25, 2006 with the Initial
             Registration Statement on Form N-4 for Genworth Life & Annuity VA
             Separate Account 2, Registration No. 333-134457.

 (4)(a)(iii) Surrender Charge Endorsement. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life &
             Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(a)(iv)  Waiver of Surrender Charge Endorsement. Previously filed on May 25,
             2006 with the Initial Registration Statement on Form N-4 for Genworth
             Life & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(a)(v) Optional Death Proceeds Endorsement. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life
             & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(b)(i)   Payment Protection with Commutation Immediate and Deferred Variable
             Annuity Rider. Previously filed on September 1, 2006 with
             Post-Effective Amendment No. 2 to Form N-4 for Genworth Life &
             Annuity VA Separate Account 2, Registration No. 333-133425.

 (4)(b)(ii) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on April 20, 2007, with Pre-Effective Amendment No. 1 to Form
             N-4 for Genworth Life & Annuity VA Separate Account 2, Registration
             No. 333-140575.

 (4)(b)(iv)(a) Guaranteed Income Rider P5283 11/04. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life
               & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(b)(iv)(b) Guaranteed Income Rider P5283U 11/04. Previously filed on May 25,
               2006 with the Initial Registration Statement on Form N-4 for Genworth
               Life & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(c)(i)     Annual Step-Up Benefit Rider P5222 1/06. Previously filed on May 25,
               2006 with the Initial Registration Statement on Form N-4 for Genworth
               Life & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(c)(ii)    Rollup Death Benefit Rider P5223 1/03. Previously filed on May 25,
               2006 with the Initial Registration Statement on Form N-4 for Genworth
               Life & Annuity VA Separate Account 2, Registration No. 333-134457.

 (4)(c)(iii) Earnings Protector Death Benefit Rider P5239 1/03. Previously filed on May 25, 2006 with the Initial Registration Statement on Form N-4 for Genworth Life & Annuity VA Separate Account 2, Registration
               No. 333-134457.

 (4)(c)(iv)    Greater of Annual Step-Up and Rollup Death Benefit Rider P5224 1/03.
               Previously filed on May 25, 2006 with the Initial Registration
               Statement on Form N-4 for Genworth Life & Annuity VA Separate Account
               2, Registration No. 333-134457.

 (5)           Form of Application. Previously filed on July 26, 2006 with
               Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity
               VA Separate Account 2, Registration No. 333-134457.

 (6)(a)        Amended and Restated Articles of Incorporation of Genworth Life and
               Annuity Insurance Company. Previously filed on January 3, 2006 with
               Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
               Annuity VA Separate Account 1, Registration No. 333-31172.

 (6)(b)        By-Laws of Genworth Life and Annuity Insurance Company. Previously
               filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form
               N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
               No. 333-31172.

 (7)           Not Applicable.

 (8)(a)        Participation Agreement among Variable Insurance Products Fund,
               Fidelity Distributors Corporation, and The Life Insurance Company of
               Virginia. Previously filed on May 1, 1998 with Post-Effective
               Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
               Registration No. 033-76334.

 (8)(a)(ii)    Amendment to Participation Agreement among Variable Insurance
               Products Fund II, Fidelity Distributors Corporation, and The Life
               Insurance Company of Virginia. Previously filed on May 1, 1998 with
               Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 033-76334.

 (8)(a)(iii)   Amendment to Participation Agreement among Variable Insurance
               Products Fund, Fidelity Distributors Corporation, and The Life
               Insurance Company of Virginia. Previously filed on May 1, 1998 with
               Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 033-76334.

 (8)(a)(iv)    Amendment to Participation Agreement Variable Insurance Products
               Fund, Fidelity Distributors Corporation and GE Life and Annuity
               Assurance Company. Previously filed on June 2, 2000 with
               Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 333-31172.

 (8)(b)        Agreement between Oppenheimer Variable Account Funds, Oppenheimer
               Management Corporation, and GE Life and Annuity Assurance Company.
               Previously filed with Post-Effective Amendment No. 9 to Form N-4 for
               GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (8)(b)(i)     Amendment to Agreement between Oppenheimer Variable Account Funds,
               Oppenheimer Management Corporation, and GE Life and Annuity Assurance
               Company. Previously filed with Post-Effective Amendment No. 9 to Form
               N-4 for GE Life & Annuity Separate Account 4, Registration
               No. 033-76334.

 (8)(c)    Participation Agreement among Variable Insurance Products Fund II,
           Fidelity Distributors Corporation and The Life Insurance Company of
           Virginia. Previously filed on May 1, 1998 with Post-Effective
           Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 033-76334.

 (8)(c)(i) Amendment to Variable Insurance Products Fund II, Fidelity
           Distributors Corporation and GE Life And Annuity Assurance Company.
           Previously filed on June 2, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
           No. 333-31172.

 (8)(d) Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

 (8)(e)    Reserved.

 (8)(f) Participation Agreement between Variable Insurance Products Fund III and The Life Insurance Company of Virginia. Previously filed on
           September 28, 1995 with Post-Effective Amendment No. 3 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

 (8)(f)(i) Amendment to Variable Insurance Products Fund III, Fidelity
           Distributors Corporation and GE Life and Annuity Assurance Company.
           Previously filed on June 2, 2000 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
           No. 333-31172.

 (8)(g)    Reserved.

 (8)(h)    Participation Agreement between GE Investments Funds, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           September 1, 2006 with Post-Effective Amendment No. 2 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 2, Registration No.
           333-133425.

 (8)(i)    Participation Agreement between AIM Variable Insurance Series and GE
           Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(i)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AIM Variable Insurance Funds.
           Previously filed on April 20, 2007, with Pre-Effective Amendment No.
           1 to Form N-4 for Genworth Life & Annuity VA Separate Account 2,
           Registration No. 333-140575.

 (8)(j)    Reserved.

 (8)(k)    Participation Agreement between MFS Variable Insurance Trust and GE
           Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(k)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and MFS Variable Insurance Trust.
           Previously filed on April 20, 2007, with Pre-Effective Amendment
           No. 1 to Form N-4 for Genworth Life & Annuity VA Separate Account 2,
           Registration No. 333-140575.

 (8)(l)    Participation Agreement between PIMCO Variable Insurance Trust and GE
           Life and Annuity Assurance Company. Previously filed with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

 (8)(l)(i) Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and PIMCO Variable Insurance Trust. Previously filed on April 20, 2007, with Pre-Effective Amendment No. 1 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 2, Registration
           No. 333-140575.

 (8)(m)    Reserved.

 (8)(n)    Participation Agreement between The Prudential Series Fund, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 20, 2007, with Pre-Effective Amendment No. 1 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 2, Registration No.
           333-140575.

 (8)(o)    Participation Agreement between Van Kampen Life Investment Trust and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 20, 2007, with Pre-Effective Amendment No. 1 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 2, Registration No.
           333-140575.

 (8)(p)    Reserved.

 (8)(q)    Participation Agreement between Nations Separate Account Trust and GE
           Life and Annuity Assurance Company. Previously filed on April 30,
           2004 with Post Effective Amendment No. 12 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-47732.

 (8)(r)    Participation Agreement between FAM Variable Series Funds, Inc.
           (formerly, Merrill Lynch Variable Series Funds, Inc.) and GE Life and
           Annuity Assurance Company. Previously filed with Post-Effective
           Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account
           4, Registration No. 333-31172.

 (8)(s)    Reserved.

 (8)(t)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life and Annuity Insurance Company and
           Capital Brokerage Corporation. Previously filed with Post-Effective
           Amendment No. 22 to Form N-4 for Genworth Life & Annuity VA Separate
           Account 1, Registration No. 333-47732.

 (8)(u)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and AllianceBernstein Variable Products Series
           Fund, Inc. Previously filed with Post-Effective Amendment No. 21 to
           Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-31172.

 (8)(u)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AllianceBernstein Variable Products
           Series Fund, Inc. Previously filed on April 20, 2007, with
           Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity
           VA Separate Account 2, Registration No. 333-140575.

 (8)(v)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Eaton Vance Variable Trust. Previously filed with Post-Effective Amendment No. 6 to Form N-6 for Genworth Life &
           Annuity VL Separate Account 1, Registration No. 333-72572.

 (8)(v)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Eaton Vance Variable Trust. Previously filed on April 20, 2007, with Pre-Effective Amendment No. 1 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 2, Registration
           No. 333-140575.

 (8)(w)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and The Universal Institutional Funds, Inc.
           Previously filed on April 20, 2007, with Pre-Effective Amendment
           No. 1 to Form N-4 for Genworth Life & Annuity VA Separate Account 2,
           Registration No. 333-140575.

 (8)(x)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and XTF Advisors Trust. Previously filed on April
           20, 2007, with Pre-Effective Amendment No. 1 to Form N-4 for Genworth
           Life & Annuity VA Separate Account 2, Registration No. 333-140575.

 (9) Opinion and Consent of Michael D. Pappas, Counsel for Genworth Life and Annuity Insurance Company. Previously filed on April 20, 2007, with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 2, Registration No. 333-140575.

 (10)      Consent of KPMG LLP. Previously filed on April 20, 2007, with
           Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life & Annuity
           VA Separate Account 2, Registration No. 333-140575.

 (11)      Not Applicable.

 (12)      Not Applicable.

 (13)      Power of Attorney. Filed herewith.


Item 25.  Directors and Officers of the Depositor

Pamela S. Schutz Chairperson of the Board, President and Chief Executive
                 Officer

Paul A. Haley    Director, Senior Vice President and Chief Actuary

William C. Goings, II(4) Director and Senior Vice President

Leon E. Roday(2)         Director and Senior Vice President

Geoffrey S. Stiff        Director and Senior Vice President

Scott R. Lindquist(2)    Director and Vice President

Victor C. Moses(2)       Director and Vice President

John G. Apostle, II      Senior Vice President and Chief Compliance Officer

Thomas E. Duffy          Senior Vice President, General Counsel and Secretary

Dennis R. Vigneau        Senior Vice President and Chief Financial Officer

Mark W. Griffin(3)       Senior Vice President and Chief Investment Officer

Christopher J. Grady     Senior Vice President

James H. Reinhart        Senior Vice President

James D. Atkins          Senior Vice President

Patrick B. Kelleher      Senior Vice President

Thomas M. Stinson        Senior Vice President

Heather C. Harker        Vice President and Associate General Counsel

Jac J. Amerell           Vice President and Controller

Gary T. Prizzia(1)       Treasurer

Matthew P. Sharpe        Vice President


The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

(1) The principal business address is Genworth Financial, Inc., 6604 W. Broad Street, Richmond, Virginia 23230.

(2) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

(3) The principal business address is Genworth Financial, Inc., 3001 Summer Street, Stamford, Connecticut 06905.

(4) The principal business address is Genworth Financial, Inc., 700 Main Street, Lynchburg, Virginia 24504.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                  [FLOW CHART]

Item 27.  Number of Contract Owners


   As of July 23, 2007, there were 19 owners of Qualified Contracts and 22 owners of Non-Qualified Contracts.


Item 28.  Indemnification

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and
(b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, the board of directors may cause Genworth Life and Annuity Insurance Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

                                    *  *  *

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1 Genworth Life and Annuity VA Separate Account 2 and Genworth Life and Annuity Insurance Company.

   (b)


       Name                  Address            Positions and Offices with Underwriter
       ----                  -------            --------------------------------------
James J. Buddle..... 6620 W. Broad St.        Director
                     Richmond, VA 23230
Christopher J. Grady 6610 W. Broad St.        Director, President and Chief Executive
                     Richmond, VA 23230       Officer
Geoffrey S. Stiff... 6610 W. Broad St.        Director and Senior Vice President
                     Richmond, VA 23230
Patrick B. Kelleher. 6610 W. Broad St.        Senior Vice President
                     Richmond, VA 23230
Victor C. Moses..... 601 Union St.,           Senior Vice President
                     Suite 2200
                     Seattle, WA 98101
Edward J. Wiles, Jr. 3001 Summer St.,         Senior Vice President
                     2nd Floor
                     Stamford, CT 06905
Scott E. Wolfe...... 6620 W. Broad Street     Senior Vice President and Chief Compliance
                     Richmond, VA 23230       Officer
Ward E. Bobitz...... 6620 W. Broad Street     Vice President and Assistant Secretary
                     Richmond, VA 23230
Brenda A. Daglish... 6604 West Broad St.      Vice President and Assistant Treasurer
                     Richmond, VA 23230
Dennis R. Vigneau... 6610 W. Broad Street     Chief Financial Officer
                     Richmond, Virginia 23230
James H. Reinhart... 6610 W. Broad St.        Vice President
                     Richmond, VA 23230
Michele L. Trampe... 6610 W. Broad St.        Vice President and Controller
                     Richmond, VA 23230
David A. Schenck.... 6610 W. Broad St.        Vice President and Assistant Treasurer
                     Richmond, VA 23230
John E. Karaffa..... 6610 W. Broad St.        Vice President
                     Richmond, VA 23230
Scott R. Lindquist.. 6620 W. Broad St.        Vice President
                     Richmond, VA 23230
Gary T. Prizzia..... 6620 W. Broad Street     Treasurer
                     Richmond, VA 23230
Russell L. Rubino... 6620 W. Broad St.        Vice President
                     Richmond, VA 23230
Bonnie C. Turner.... 6610 W. Broad St.        Financial & Operations Principal
                     Richmond, VA 23230
Thomas E. Duffy..... 6610 W. Broad St.        Secretary
                     Richmond, VA 23230


   (c)

                                   (2)
                                   Net
             (1)              Underwriting        (3)           (4)
           Name of            Discounts and  Compensation    Brokerage      (5)
    Principal Underwriter      Commissions   on Redemption  Commissions Compensation
    ---------------------     -------------  -------------  ----------- ------------
Capital Brokerage Corporation Not Applicable Not Applicable     8.5%      $755,000

Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not Applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6C-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and the Genworth Life & Annuity VA Separate Account 2 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 1st day of August, 2007.



                                    GENWORTH LIFE & ANNUITY VA SEPARATE
                                      ACCOUNT 2
                                    (Registrant)

                                    By:         /s/  MATTHEW P. SHARPE
                                        -----------------------------------
                                                   Matthew P. Sharpe
                                                    Vice President



                                    GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                                    (Depositor)

                                    By:         /s/  MATTHEW P. SHARPE
                                        -----------------------------------
                                                   Matthew P. Sharpe
                                                    Vice President


   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


              Name                         Title                   Date
              ----                         -----                   ----

     /s/  PAMELA S. SCHUTZ*    Chairperson of the Board,      August 1, 2007
   ---------------------------   President and Chief
        Pamela S. Schutz         Executive Officer

   /s/  WILLIAM C. GOINGS, II* Director and Senior Vice       August 1, 2007
   ---------------------------   President
      William C. Goings, II

       /s/  PAUL A. HALEY*     Director, Senior Vice          August 1, 2007
   ---------------------------   President and Chief Actuary
          Paul A. Haley

    /s/  SCOTT R. LINDQUIST*   Director and Vice President    August 1, 2007
   ---------------------------
       Scott R. Lindquist

      /s/  VICTOR C. MOSES*    Director and Vice President    August 1, 2007
   ---------------------------
         Victor C. Moses

       /s/  LEON E. RODAY*     Director and Senior Vice       August 1, 2007
   ---------------------------   President
          Leon E. Roday

     /s/  GEOFFREY S. STIFF*   Director and Senior Vice       August 1, 2007
   ---------------------------   President
        Geoffrey S. Stiff

              Name                       Title                   Date
              ----                       -----                   ----

     /S/  DENNIS R. VIGNEAU* Senior Vice President and      August 1, 2007
     -----------------------   Chief Financial Officer
        Dennis R. Vigneau

      /S/  JAC J. AMERELL*   Vice President and Controller  August 1, 2007
     -----------------------
         Jac J. Amerell*



*By:   /S/  MATTHEW P.    , pursuant to Power of Attorney August 1, 2007
           SHARPE           executed on July 18, 2007.
     -------------------
      Matthew P. Sharpe